Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Pension and Other Employee Benefits
26.	Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees.  Certain subsidiaries of PLDT have not yet drawn up a specific retirement plan for its permanent or regular employees.   For the purpose of complying with Revised IAS 19, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	20,683	21,503	23,142
Actuarial losses (gains) on obligations – economic assumptions	3,829	(2,611)	(1,277)
Interest costs on benefit obligation	1,338	1,227	1,180
Service costs	1,043	1,063	1,158
Actuarial losses on obligations – experience	570	419	423
Actuarial losses on obligations – demographic assumptions	4	—	—
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Curtailments and others (Note 5)	(271)	(31)	(400)
Present value of defined benefit obligations at end of the year	22,638	20,683	21,503
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	13,539	12,534	11,960
Actual contributions	7,598	5,110	5,122
Interest income on plan assets	1,360	770	641
Return on plan assets (excluding amount included in net interest)	(4,215)	(3,988)	(2,466)
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Fair value of plan assets at end of the year	13,724	13,539	12,534
Unfunded status – net	(8,914)	(7,144)	(8,969)
Accrued benefit costs	8,985	7,159	8,984
Prepaid benefit costs (Note 19)	71	15	15

Components of net periodic benefit costs:
Service costs	1,043	1,063	1,158
Interest costs – net	(22)	457	539
Curtailment/settlement losses (gains) and other adjustments	(181)	21	(341)
Net periodic benefit costs (Note 5)	840	1,541	1,356

Actual net losses on plan assets amounted to Php2,855 million, Php3,218 million and Php1,825 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2020 will amount to Php1,589 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2019:

(in million pesos)
2020	644
2021	362
2022	377
2023	620
2024	1,011
2025 to 2065	128,008

The average duration of the defined benefit obligation at the end of the reporting period is 8 to 19 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	4.8%	7.3%	5.8%

In 2019, we have changed the source of the mortality rates from the 1994 Group Annuity Mortality Table developed by the U.S. Society of Actuaries to the 2017 Philippine Intercompany Mortality Table developed by the Actuarial Society of the Philippines Life Insurance Committee.  Both sources provides separate rates for males and females.  The disability rates were based on the 1952 Disability Study of the U.S. Society of Actuaries for Period 2, Benefit 5 adjusted to suit local experience.

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2019, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,216)
	(1%)	2,809

Future salary increases	1%	2,747
	(1%)	(2,216)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or
(v) involuntary separation from service.  For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service.  For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%.  In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as treasury notes, treasury bills, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,815	10,707
Shares of stock	2,077	2,066
Corporate bonds	145	133
Government securities	22	31
Mutual funds	9	4
Total noncurrent financial assets	13,068	12,941
Current Financial Assets
Cash and cash equivalents	441	499
Receivables	8	8
Total current financial assets	449	507
Total PLDT’s Plan Assets	13,517	13,448
Subsidiaries Plan Assets	207	91
Total Plan Assets of Defined Benefit Pension Plans	13,724	13,539

Investment in shares of stocks is valued using the latest bid price at the reporting date.  Investments in corporate bonds, mutual funds and government securities are valued using the market values at reporting date.

Unquoted Equity Investments

As at December 31, 2019 and 2018, this account consists of:

	2019	2018	2019	2018
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	10,050	10,022
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	544	474
BTFHI	100%	100%	221	211
Superior Multi Parañaque Homes, Inc., or SMPHI	—	—	—	—
Bancholders, Inc., or Bancholders	—	—	—	—
			10,815	10,707

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation.  Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value.  The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2019 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.  Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures.  The post-tax discount rates applied to cash flow projections range from 11.3% to 11.9%.  Cash flows beyond the five-year period are determined using 0% to 4.1% growth rates.

On May 8, 2012, the Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs amounting to Php6 billion.  The underlying shares of these PDRs are the shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs).  On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV.  In June 2012, MediaQuest received a deposit for future PDRs subscription of Php4 billion from ePLDT.  Additional deposits of Php1 billion each were received on July 6, 2012 and August 9, 2012.

On January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion.  The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures.  Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV.  From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription.  The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV.

Also, on January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion.  The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs).  Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

On February 19, 2014, ePLDT’s Board of Directors approved an additional Php500 million investment in Hastings PDRs.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million.  See Note 11 – Investments in Associates and Joint Ventures – Investment of ePLDT in MediaQuest PDRs.

In 2016 and 2017, the Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php5,500 million and Php2,500 million, respectively, to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2016 and 2017.

In 2018, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest amounting to Php2,700 million to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2018.  Loss on changes in fair value of the investments for the year ended December 31, 2018 amounting to Php3,038 million was recognized in the statements of changes in net assets available for plan benefits under “Net fair value gain (loss) on investments, which is part of return on plan assets.”

In 2019, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest amounting to Php3,100 million to fund MediaQuest’s investment requirements.  As at December 31, 2019, MediaQuest has fully drawn the total amount of Php3,100 million.  Loss on changes in fair value of the investment for the year ended December 31, 2019 amounting to Php3,072 million was recognized in the statements of changes in net assets available for plan benefits under “Net fair value gain (loss) on investments, which is part of return on plan assets.”

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs.  The beneficial trust fund has a direct subscription in shares of stocks of TMBLA in the amount of Php112 million.  The related unpaid subscription of Php32 million is included in unlisted equity investments.  The cumulative change in the fair market values of this investment amounted to Php464 million and Php394 million as at December 31, 2019 and 2018, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

On October 26, 2012, BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million.  Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2019, 2018 and 2017.  Dividend receivables amounted to Php2 million each as at December 31, 2019 and 2018.

Investment in SMPHI

SMPHI was incorporated primarily to engage in the real estate business.  As at December 31, 2017, its assets consist mainly of investment in land.  SMPHI received short-term, non-interest-bearing advances from the beneficial trust fund mainly to finance expenses to maintain its investment property.  On May 25, 2018, the shares of stocks of SMPHI was sold to a third party for Php142 million.

Investment in Bancholders

Bancholders was incorporated primarily to purchase, own, invest in or acquire shares of stock, bonds, bills, warrants and other negotiable instruments, securities or evidences of indebtedness of any other corporation and to own, hold and dispose the same, without engaging in the business of or acting as an investment company or as securities broker or dealer.  The cumulative change in the fair market value of this investment amounted to losses of Php93 million as at December 31, 2017.  On April 21, 2017, the Board of Directors of Bancholders approved the amendment of its Articles of Incorporation, shortening its corporate term, to end on June 30, 2018.  This amendment was subsequently approved by the Philippine SEC on July 11, 2017.  As at December 31, 2018, the investment account has been closed to receivables pending the completion of Bancholders’s liquidation procedure.

Shares of Stocks

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Common shares
PSE	1,161	1,185
PLDT	26	30
Others	530	491
Preferred shares	360	360
	2,077	2,066

Dividends earned on PLDT common shares amounted to Php2 million for each of the years ended December 31, 2019, 2018 and 2017.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2019 and 2018.  These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT.  Dividends earned on this investment amounted to Php49 million for each of the years ended December 31, 2019, 2018 and 2017.

Corporate Bonds

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from February 2020 to May 2027 and fixed interest rates from 3.95% to 7.06% per annum.  Total investment in corporate bonds amounted to Php145 million and Php133 million as at December 31, 2019 and 2018, respectively.

Government Securities

Investment in government securities includes Fixed Rate Treasury Notes bearing interest rate of 5.88% per annum and zero-rated U.S. Treasury Bills.  These securities are fully guaranteed by the governments of the Republic of the Philippines and United States of America.  Total investment in government securities amounted to Php22 million and Php31 million as at December 31, 2019 and 2018, respectively.

Mutual Funds

Investment in mutual funds includes a local equity fund, which aims to out-perform benchmarks in various indices as part of its investment strategy.  Total investment in mutual funds amounted to Php9 million and Php4 million as at December 31, 2019 and 2018, respectively.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2019 and 2018 are as follows:

	2019	2018
Investments in listed and unlisted equity securities	96%	95%
Temporary cash investments	3%	4%
Debt and fixed income securities	1%	1%
	100%	100%

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary.  Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary.  The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure.  Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with R.A. 7641.  As at December 31, 2019 and 2018, Smart and certain of its subsidiaries were in compliance with the requirements of R.A. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,804	2,490	2,177
Service costs	239	314	269
Interest costs on benefit obligation	174	—	113
Actuarial losses (gains) – experience	100	—	(6)
Actuarial losses – economic assumptions	13	—	29
Actual benefits paid/settlements	(37)	—	(92)
Curtailment and others	(480)	—	—
Present value of defined benefit obligations at end of the year	2,813	2,804	2,490
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,159	2,862	2,414
Actual contributions	281	297	335
Interest income on plan assets	190	—	131
Return on plan assets (excluding amount included in net interest)	100	—	74
Actual benefits paid/settlements	(37)	—	(92)
Others	(609)	—	—
Fair value of plan assets at end of the year	3,084	3,159	2,862
Funded status – net	271	355	372
Accrued benefit costs	—	23	13
Prepaid benefit costs (Note 19)	271	378	385

Components of net periodic benefit costs:
Service costs	239	314	269
Curtailment/settlement gain	(6)	—	—
Interest income	(16)	—	—
Others	(39)	—	(18)
Net periodic benefit costs (Note 5)	178	314	251

Smart’s net consolidated pension benefit costs amounted to Php178 million, Php314 million and Php251 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Actual net gains on plan assets amounted to Php290 million, nil and Php205 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php337 million to the plan in 2020.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2019:

(in million pesos)
2020	523
2021	101
2022	100
2023	113
2024	153
2025 to 2060	1,295

The average duration of the defined benefit obligation at the end of the reporting period is 12 to 20 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Rate of increase in compensation	5.0%	7.3%	5.0%
Discount rate	7.3%	6.0%	5.8%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2019, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.27%)	(8)
	0.74%	21

Future salary increases	0.72%	20
	(0.27%)	(8)

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark.  In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international.  The portfolio mix is kept at 50%, 30% and 20% for fixed income securities, temporary placements and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,993	1,854
International equities	1,114	550
Domestic equities	649	333
Philippine foreign currency bonds	516	165
International fixed income	142	—
Total noncurrent financial assets	4,414	2,902
Current Financial Assets
Cash and cash equivalents	32	891
Receivables	2	1
Total current financial assets	34	892
Total plan assets	4,448	3,794
Less: Employee’s share, forfeitures and mandatory reserve account	1,364	635
Total Plan Assets of Defined Contribution Plans	3,084	3,159

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 2.8% to 12.0% per annum.  Total investments in domestic fixed income amounted to Php1,993 million and Php1,854 million as at December 31, 2019 and 2018, respectively.

International Equities

Investments in international equities include exchange traded funds, mutual funds and, unit investment trust funds managed by BlackRock Fund Advisors, State Street Global Advisors, WisdomTree Investments Advisors, Wellington Management Company, and BPI Asset Management and Trust Corporation.  Total investments in international equities amounted to Php1,114 million and Php550 million as at December 31, 2019 and 2018, respectively.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE.  These investments earn on stock price appreciation and dividend payments.  Total investment in domestic equities amounted to Php649 million and Php333 million as at December 31, 2019 and 2018, respectively.  This includes investment in PLDT shares with fair value of Php13 million and Php15 million as at December 31, 2019 and 2018, respectively.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 3.70% to 10.63% per annum.  Total investment in Philippine foreign currency bonds amounted to Php516 million and Php165 million as at December 31, 2019 and 2018, respectively.

International Fixed Income

Investments in international fixed income include mutual fund invested in PIMCO GIS Global Bond Fund.  Total investments in international fixed income amounted to Php142 million and nil as at December 31, 2019 and 2018, respectively.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2019 and 2018 is as follows:

	2019	2018
Investments in debt and fixed income securities and others	60%	77%
Investments in listed and unlisted equity securities	40%	23%
	100%	100%

Other Long-term Employee Benefits

On September 26, 2017, the Board of Directors of PLDT approved the TIP which intends to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals.  The incentive compensation will be in the form of Performance Shares, PLDT common shares of stock, which will be released in three annual grants on the condition, among others, that pre-determined consolidated core net income targets are successfully achieved over three annual performance periods from January 1, 2017 to December 31, 2019.  On September 26, 2017, the Board of Directors approved the acquisition of 860 thousand Performance Shares to be awarded under the TIP.  On March 7, 2018, the ECC of the Board approved the acquisition of additional 54 thousand shares, increasing the total Performance Shares to 914 thousand.  Metrobank, through its Trust Banking Group, is the appointed Trustee of the trust established for purposes of the TIP.  The Trustee is designated to acquire the PLDT common shares in the open market through the facilities of the PSE, and administer their distribution to the eligible participants subject to the terms and conditions of the TIP.

On December 11, 2018, the ECC of the Board approved Management’s recommended modifications to the Plan, and partial equity and cash settled set-up was implemented for the 2019 TIP Grant.  The revised set-up includes a fixed number of shares that will be granted (“equity award”) and the estimated fair value of the difference between the number of shares granted in the original equity grant and the equity award will be paid in cash (“cash award”).  The fair value of the award is determined at each reporting date using the estimated fair value of the corresponding shares.

As at March 31, 2020, a total of 757 thousand PLDT common shares have been acquired by the Trustee, of which 236 thousand, 302 thousand and 204 thousand PLDT common shares have been released to the eligible participants on March 12, 2020 for the 2019 annual grant, on March 28, 2019 for the 2018 annual grant and on April 5, 2018 for the 2017 annual grant, respectively.  The cash award for the 2019 annual grant that was paid on March 12, 2020 amounted to Php654 million.  The TIP is administered by the ECC of the Board.  The expense accrued for the TIP amounted to Php638 million, Php208 million and Php827 million for the years ended December 31, 2019, 2018 and 2017, respectively.  The accrued incentive payable, representing the cash settled set-up amounted to Php795 million as at December 31, 2019.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.